Loans From Shareholders and Notes Payable To Shareholders (Details) (USD $)	Dec. 31, 2012	Mar. 01, 2012
Details
Payable to vendors - Nominal value		$ 3,000,000
Payable to vendors - Net present value	$ 2,960,396	$ 2,770,084